DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES - Schedule of Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Non-current			$ 214.7	$ 241.2
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provision for decommissioning, restoration and rehabilitation costs	$ 250.3	$ 274.3
Accretion expense included in finance costs	12.1	14.9
Revisions in estimates and obligations	25.9	31.2
Expenditures during the current year	(4.3)	(5.3)
Increase (decrease) through net exchange differences, other provisions	(3.8)	(30.6)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions	59.8	34.2
Balance, end of year	220.4	250.3
Current			5.7	9.1
Non-current			214.7	241.2
Provision for decommissioning, restoration and rehabilitation costs	$ 250.3	$ 250.3	$ 220.4	$ 250.3